Summary of Significant Accounting Policies - Additional Information - Vessels and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 349,379	$ 372,290	$ 309,975
Interest costs capitalized to vessels and equipment	$ 13,600	11,100	29,600
Shuttle tankers
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	20 years
UMS segment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	35 years
Towage vessels
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
Vessels
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 330,200	348,400	286,100
Minimum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period	2 years 6 months
Maximum | Shuttle tanker and towage vessel
Property, Plant and Equipment [Line Items]
Dry docks period	5 years
FPSO segment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	20 years
FPSO segment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	25 years
Shuttle tankers
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 134,300	$ 155,900	$ 125,600